Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 59,970	$ 56,309
Accrued payroll	13,723	16,292
Accrued interest	1,568	1,567
Taxes payable	2,244	511
Deferred revenue	996	1,398
Restructuring obligations	0	2,969
Other payables	4,350	7,179
Total accounts payable and accrued liabilities	$ 82,851	$ 86,225